UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	2/28

Date of reporting period:	8/31/25

Item 1. Reports to Stockholders.

(a)

Monarch Ambassador Income Index ETF

(MAMB) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Monarch Ambassador Income Index ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Ambassador Income Index ETF	$53	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$134,779,257
Number of Portfolio Holdings	10
Advisory Fee	$544,017
Portfolio Turnover	2%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
93.0%
Commodity
6.5%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Commodity	6.5%
Fixed Income	93.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MBS ETF	18.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	16.1%
iShares 7-10 Year Treasury Bond ETF	13.7%
iShares Core U.S. Aggregate Bond ETF	12.4%
iShares 1-3 Year Treasury Bond ETF	11.1%
iShares Gold Trust	6.5%
SPDR Bloomberg Convertible Securities ETF	6.2%
Invesco Taxable Municipal Bond ETF	6.2%
iShares 20+ Year Treasury Bond ETF	6.1%
SPDR Portfolio Short Term Corporate Bond ETF	2.5%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

Monarch Ambassador Income Index ETF

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-MAMB

Monarch Blue Chips Core Index ETF

(MBCC) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Monarch Blue Chips Core Index ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Blue Chips Core Index ETF	$52	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$145,945,947
Number of Portfolio Holdings	24
Advisory Fee	$533,842
Portfolio Turnover	31%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
37.7%
Health Care
17.0%
Industrials
8.8%
Consumer Discretionary
8.4%
Real Estate
8.2%
Consumer Staples
7.5%
Utilities
4.1%
Communications
4.0%
Energy
3.8%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Energy	3.8%
Communications	4.0%
Utilities	4.1%
Consumer Staples	7.5%
Real Estate	8.2%
Consumer Discretionary	8.4%
Industrials	8.8%
Health Care	17.0%
Technology	37.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Oracle Corporation	5.4%
NVIDIA Corporation	5.1%
Thermo Fisher Scientific, Inc.	4.9%
General Electric Company	4.4%
Amazon.com, Inc.	4.4%
Simon Property Group, Inc.	4.4%
Texas Instruments, Inc.	4.4%
Emerson Electric Company	4.4%
Microsoft Corporation	4.4%
Danaher Corporation	4.3%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

Monarch Blue Chips Core Index ETF

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-MBCC

Monarch Dividend Plus Index ETF

(MDPL) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Monarch Dividend Plus Index ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Dividend Plus Index ETF	$62	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$55,714,428
Number of Portfolio Holdings	30
Advisory Fee	$238,967
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 16.6%
Consumer Staples 16.2%
Consumer Discretionary 13.5%
Health Care 13.3%
Materials 9.9%
Communications 9.9%
Energy 7.0%
Financials 6.7%
Industrials 6.6%
Other Assets in Excess of Liabilities 0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Industrials	6.6%
Financials	6.7%
Energy	7.0%
Communications	9.9%
Materials	9.9%
Health Care	13.3%
Consumer Discretionary	13.5%
Consumer Staples	16.2%
Technology	16.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ovintiv, Inc.	3.5%
Synchrony Financial	3.5%
Toll Brothers, Inc.	3.5%
Diamondback Energy, Inc.	3.5%
Archer-Daniels-Midland Company	3.4%
Royal Gold, Inc.	3.4%
Genpact Ltd.	3.4%
Cognizant Technology Solutions Corporation, Class A	3.4%
Elevance Health, Inc.	3.4%
Bunge Global S.A.	3.4%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

Monarch Dividend Plus Index ETF

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-MDPL

Monarch ProCap Index ETF

(MPRO) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Monarch ProCap Index ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch ProCap Index ETF	$50	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$196,009,910
Number of Portfolio Holdings	9
Advisory Fee	$963,897
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Equity
50.4%
Fixed Income
49.3%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Fixed Income	49.3%
Equity	50.4%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	49.3%
Health Care Select Sector SPDR Fund	10.3%
Communication Services Select Sector SPDR Fund	10.1%
Consumer Discretionary Select Sector SPDR Fund	5.1%
Financial Select Sector SPDR Fund	5.1%
Real Estate Select Sector SPDR Fund	5.0%
Consumer Staples Select Sector SPDR Fund	5.0%
Technology Select Sector SPDR Fund	4.9%
Industrial Select Sector SPDR Fund	4.9%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

Monarch ProCap Index ETF

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-MPRO

Monarch Select Subsector Index ETF

(MSSS) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2025

What did the Fund invest in?

This semi-annual shareholder report contains important information about Monarch Select Subsector Index ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Select Subsector Index ETF	$57	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$115,717,343
Number of Portfolio Holdings	10
Advisory Fee	$397,076
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Equity	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P Pharmaceuticals ETF	10.9%
iShares U.S. Healthcare Providers ETF	10.7%
SPDR S&P Semiconductor ETF	10.2%
iShares U.S. Medical Devices ETF	9.8%
SPDR S&P Insurance ETF	9.8%
Communication Services Select Sector SPDR Fund	9.8%
Invesco KBW Property & Casualty ETF	9.8%
Invesco Leisure & Entertainment ETF	9.8%
SPDR S&P Software & Services ETF	9.7%
SPDR S&P Aerospace & Defense ETF	9.5%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

Monarch Select Subsector Index ETF

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-MSSS

Monarch Volume Factor Dividend Tree Index ETF

(MVFD) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Monarch Volume Factor Dividend Tree Index ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Dividend Tree Index ETF	$57	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$77,081,174
Number of Portfolio Holdings	40
Advisory Fee	$296,968
Portfolio Turnover	160%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Health Care
20.7%
Energy
20.6%
Financials
16.8%
Industrials
12.9%
Consumer Discretionary
12.8%
Consumer Staples
7.3%
Technology
4.3%
Utilities
2.1%
Materials
2.0%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Materials	2.0%
Utilities	2.1%
Technology	4.3%
Consumer Staples	7.3%
Consumer Discretionary	12.8%
Industrials	12.9%
Financials	16.8%
Energy	20.6%
Health Care	20.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Winmark Corporation	3.8%
Humana, Inc.	3.7%
CVS Health Corporation	3.6%
APA Corporation	3.0%
Federal Agricultural Mortgage Corporation, Class C	3.0%
California Resources Corporation	3.0%
nVent Electric plc	2.8%
SpartanNash Company	2.8%
Korn Ferry	2.8%
Applied Industrial Technologies, Inc.	2.8%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

Monarch Volume Factor Dividend Tree Index ETF

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-MVFD

Monarch Volume Factor Global Unconstrained Index ETF

(MVFG) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Monarch Volume Factor Global Unconstrained Index ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Global Unconstrained Index ETF	$57	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Net Assets	$113,747,360
Number of Portfolio Holdings	25
Advisory Fee	$405,550
Portfolio Turnover	236%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Equity	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VanEck Gold Miners ETF	4.5%
SPDR S&P Metals & Mining ETF	4.5%
VanEck Junior Gold Miners ETF	4.5%
KraneShares CSI China Internet ETF	4.3%
Global X Copper Miners ETF	4.1%
iShares Core MSCI Pacific ETF	4.0%
iShares MSCI Europe Financials ETF	4.0%
Dimensional International Value ETF	4.0%
iShares International Select Dividend ETF	4.0%
iShares MSCI EAFE Value ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

Monarch Volume Factor Global Unconstrained Index ETF

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.monarchfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-MVFG

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Monarch Ambassador Income Index ETF

MAMB

Monarch Blue Chips Core Index ETF

MBCC

Monarch Dividend Plus Index ETF

MDPL

Monarch ProCap Index ETF

MPRO

Monarch Select Subsector Index ETF

MSSS

Monarch Volume Factor Dividend Tree Index ETF

MVFD

Monarch Volume Factor Global Unconstrained Index ETF

MVFG

Semi-Annual Financial Statements

and Additional Information

August 31, 2025

MONARCH AMBASSADOR INCOME INDEX ETF

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	COMMODITY - 6.5%
133,655	iShares Gold Trust(a)	$8,700,941

	FIXED INCOME - 93.0%
313,470	Invesco Taxable Municipal Bond ETF	8,353,976
180,785	iShares 1-3 Year Treasury Bond ETF	15,001,539
95,350	iShares 20+ Year Treasury Bond ETF	8,257,310
192,134	iShares 7-10 Year Treasury Bond ETF	18,473,684
168,079	iShares Core U.S. Aggregate Bond ETF	16,717,137
197,495	iShares iBoxx $ Investment Grade Corporate Bond ETF	21,684,951
267,156	iShares MBS ETF	25,206,168
97,597	SPDR Bloomberg Convertible Securities ETF	8,420,669
110,102	SPDR Portfolio Short Term Corporate Bond ETF	3,331,687
		125,447,121

	TOTAL EXCHANGE-TRADED FUNDS (Cost $129,488,308)	134,148,062

	TOTAL INVESTMENTS - 99.5% (Cost $129,488,308)	$134,148,062
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	631,195
	NET ASSETS - 100.0%	$134,779,257

ETF	- Exchange-Traded Fund
MBS	- Mortgage Backed Securities
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

MONARCH BLUE CHIPS CORE INDEX ETF

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	BIOTECH & PHARMA - 7.9%
20,101	Amgen, Inc.	$5,783,258
7,846	Eli Lilly & Company	5,747,823
		11,531,081
	DIVERSIFIED INDUSTRIALS - 8.8%
48,550	Emerson Electric Company	6,408,600
23,567	General Electric Company	6,485,638
		12,894,238
	E-COMMERCE DISCRETIONARY - 4.4%
28,253	Amazon.com, Inc.(a)	6,469,937

	ELECTRIC UTILITIES - 4.1%
64,412	Southern Company (The)	5,945,228

	INFRASTRUCTURE REIT - 3.8%
26,982	American Tower Corporation	5,500,281

	INTERNET MEDIA & SERVICES - 4.0%
4,796	Netflix, Inc.(a)	5,794,767

	LEISURE FACILITIES & SERVICES - 4.0%
18,467	McDonald’s Corporation	5,790,143

	MEDICAL EQUIPMENT & DEVICES - 9.2%
30,529	Danaher Corporation	6,283,479
14,376	Thermo Fisher Scientific, Inc.	7,083,343
		13,366,822
	OIL & GAS PRODUCERS - 3.8%
206,747	Kinder Morgan, Inc.	5,578,034

	RETAIL - CONSUMER STAPLES - 7.5%
5,572	Costco Wholesale Corporation	5,256,179
58,716	Walmart, Inc.	5,694,278
		10,950,457

See accompanying notes to financial statements.

MONARCH BLUE CHIPS CORE INDEX ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL REIT - 4.4%
35,534	Simon Property Group, Inc.	$6,419,572

	SEMICONDUCTORS - 9.5%
42,877	NVIDIA Corporation	7,468,316
31,694	Texas Instruments, Inc.	6,417,401
		13,885,717
	SOFTWARE - 17.0%
13,941	Adobe, Inc.(a)	4,972,755
12,587	Microsoft Corporation	6,377,707
35,015	Oracle Corporation	7,917,941
21,834	Salesforce, Inc.	5,594,963
		24,863,366
	TECHNOLOGY SERVICES - 11.1%
18,296	Accenture PLC, Class A	4,756,411
9,892	Mastercard, Inc., Class A	5,888,609
15,849	Visa, Inc., Class A	5,575,361
		16,220,381

	TOTAL COMMON STOCKS (Cost $148,308,987)	145,210,024

	TOTAL INVESTMENTS - 99.5% (Cost $148,308,987)	$145,210,024
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	735,923
	NET ASSETS - 100.0%	$145,945,947

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

MONARCH DIVIDEND PLUS INDEX ETF

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 3.4%
69,851	Interpublic Group of Companies, Inc. (The)	$1,874,800

	BEVERAGES - 3.2%
35,449	Molson Coors Beverage Company, Class B	1,789,820

	BIOTECH & PHARMA - 3.3%
21,641	Merck & Company, Inc.	1,820,441

	CABLE & SATELLITE - 3.3%
54,478	Comcast Corporation, Class A	1,850,618

	COMMERCIAL SUPPORT SERVICES - 3.3%
36,338	H&R Block, Inc.	1,829,618

	CONSTRUCTION MATERIALS - 3.3%
12,133	Owens Corning	1,822,013

	CONTAINERS & PACKAGING - 3.2%
80,927	Graphic Packaging Holding Company	1,802,244

	HEALTH CARE FACILITIES & SERVICES - 10.0%
6,140	Cigna Group (The)	1,847,342
5,898	Elevance Health, Inc.	1,879,398
5,999	UnitedHealth Group, Inc.	1,858,910
		5,585,650
	HOME CONSTRUCTION - 10.2%
11,016	DR Horton, Inc.	1,866,992
14,166	PulteGroup, Inc.	1,870,195
13,970	Toll Brothers, Inc.	1,941,830
		5,679,017
	INSURANCE - 3.2%
5,514	Willis Towers Watson PLC	1,801,920

See accompanying notes to financial statements.

MONARCH DIVIDEND PLUS INDEX ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	METALS & MINING - 3.4%
10,630	Royal Gold, Inc.	$1,908,935

	OIL & GAS PRODUCERS - 7.0%
13,006	Diamondback Energy, Inc.	1,934,773
46,261	Ovintiv, Inc.	1,948,513
		3,883,286
	PUBLISHING & BROADCASTING - 3.2%
8,835	Nexstar Media Group, Inc.	1,807,023

	RETAIL - CONSUMER STAPLES - 6.2%
16,162	Dollar General Corporation	1,757,779
17,698	Target Corporation	1,698,654
		3,456,433
	RETAIL - DISCRETIONARY - 3.3%
13,236	Genuine Parts Company	1,844,172

	SOFTWARE - 3.3%
20,999	SS&C Technologies Holdings, Inc.	1,861,771

	SPECIALTY FINANCE - 3.5%
25,503	Synchrony Financial	1,946,899

	TECHNOLOGY SERVICES - 13.3%
16,679	Booz Allen Hamilton Holding Corp.	1,813,341
26,041	Cognizant Technology Solutions Corporation, Class A	1,881,462
41,746	Genpact Ltd.	1,892,764
9,589	MarketAxess Holdings, Inc.	1,762,842
		7,350,409
	TRANSPORTATION EQUIPMENT - 3.3%
20,955	Allison Transmission Holdings, Inc.	1,829,581

	WHOLESALE - CONSUMER STAPLES - 6.8%
30,505	Archer-Daniels-Midland Company	1,910,833

See accompanying notes to financial statements.

MONARCH DIVIDEND PLUS INDEX ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	WHOLESALE - CONSUMER STAPLES - 6.8% (Continued)
22,286	Bunge Global S.A.	$1,876,927
		3,787,760

	TOTAL COMMON STOCKS (Cost $53,573,439)	55,532,410

	TOTAL INVESTMENTS - 99.7% (Cost $53,573,439)	$55,532,410
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	182,018
	NET ASSETS - 100.0%	$55,714,428

Ltd.	- Limited
PLC	- Public Limited Company
S.A.	- Société Anonyme

See accompanying notes to financial statements.

MONARCH PROCAP INDEX ETF

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 50.4%
178,460	Communication Services Select Sector SPDR Fund	$19,878,659
43,292	Consumer Discretionary Select Sector SPDR Fund	10,032,488
120,199	Consumer Staples Select Sector SPDR Fund	9,709,675
183,056	Financial Select Sector SPDR Fund	9,883,193
146,996	Health Care Select Sector SPDR Fund	20,201,660
63,085	Industrial Select Sector SPDR Fund	9,589,551
231,493	Real Estate Select Sector SPDR Fund	9,794,469
36,546	Technology Select Sector SPDR Fund	9,591,498
		98,681,193
	FIXED INCOME - 49.3%
971,836	iShares Core U.S. Aggregate Bond ETF	96,658,809

	TOTAL EXCHANGE-TRADED FUNDS (Cost $188,700,237)	195,340,002

	TOTAL INVESTMENTS - 99.7% (Cost $188,700,237)	$195,340,002
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	669,908
	NET ASSETS - 100.0%	$196,009,910

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

MONARCH SELECT SUBSECTOR INDEX ETF

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 100.0%
101,910	Communication Services Select Sector SPDR Fund	$11,351,755
93,242	Invesco KBW Property & Casualty ETF	11,325,798
190,003	Invesco Leisure & Entertainment ETF	11,305,179
262,804	iShares U.S. Healthcare Providers ETF	12,412,233
183,365	iShares U.S. Medical Devices ETF	11,396,135
50,555	SPDR S&P Aerospace & Defense ETF	10,992,679
193,426	SPDR S&P Insurance ETF	11,385,054
265,759	SPDR S&P Pharmaceuticals ETF(a)	12,615,580
41,216	SPDR S&P Semiconductor ETF	11,795,195
58,563	SPDR S&P Software & Services ETF	11,172,649
	TOTAL EXCHANGE-TRADED FUNDS (Cost $109,630,851)	115,752,257

	TOTAL INVESTMENTS - 100.0% (Cost $109,630,851)	$115,752,257
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(34,914)
	NET ASSETS - 100.0%	$115,717,343

ETF	- Exchange - Traded Fund
SPDR	- Standard & Poor’s Depositary Receipts

(a)	Affiliated Company – Monarch Select Subsector Index ETF holds in excess of 5% of outstanding voting securities of this security.

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ASSET MANAGEMENT - 2.3%
8,817	Virtus Investment Partners, Inc.	$1,776,008

	BEVERAGES - 2.0%
9,458	Constellation Brands, Inc., Class A	1,531,629

	BIOTECH & PHARMA - 4.5%
10,213	Johnson & Johnson	1,809,438
19,604	Merck & Company, Inc.	1,649,088
		3,458,526
	CHEMICALS - 2.0%
20,856	Corteva, Inc.	1,547,307

	COMMERCIAL SUPPORT SERVICES - 2.8%
29,125	Korn Ferry	2,159,328

	ELECTRIC UTILITIES - 2.1%
44,439	Avista Corporation	1,623,801

	ELECTRICAL EQUIPMENT - 2.8%
24,037	nVent Electric PLC	2,172,704

	HEALTH CARE FACILITIES & SERVICES - 11.9%
6,896	Cigna Group (The)	2,074,800
36,441	CVS Health Corporation	2,665,659
5,214	Elevance Health, Inc.	1,661,441
9,296	Humana, Inc.	2,822,823
		9,224,723
	INDUSTRIAL SUPPORT SERVICES - 5.2%
8,108	Applied Industrial Technologies, Inc.	2,137,107
20,910	MSC Industrial Direct Company, Inc., Class A	1,886,709
		4,023,816
	INSURANCE - 9.1%
21,464	American International Group, Inc.	1,745,452
5,768	Chubb Ltd.	1,586,604

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE - 9.1% (Continued)
21,068	Jackson Financial, Inc., Class A	$2,081,519
28,785	Kemper Corporation	1,544,315
		6,957,890
	LEISURE FACILITIES & SERVICES - 6.5%
20,893	Boyd Gaming Corporation	1,793,873
32,381	Papa John’s International, Inc.	1,577,279
10,078	Vail Resorts, Inc.	1,650,776
		5,021,928
	LEISURE PRODUCTS - 2.5%
23,761	Hasbro, Inc.	1,928,680

	MEDICAL EQUIPMENT & DEVICES - 4.2%
9,591	Becton Dickinson & Company	1,850,872
96,948	Dentsply Sirona, Inc.	1,386,356
		3,237,228
	OIL & GAS PRODUCERS - 18.3%
100,513	APA Corporation	2,333,912
45,820	California Resources Corporation	2,276,338
17,169	ConocoPhillips	1,699,216
85,722	Magnolia Oil & Gas Corporation, Class A	2,132,763
75,997	Murphy Oil Corporation	1,889,285
46,954	Ovintiv, Inc.	1,977,702
13,683	Phillips 66	1,827,775
		14,136,991
	OIL & GAS SERVICES & EQUIPMENT - 2.3%
48,227	Schlumberger N.V.	1,776,683

	RETAIL - CONSUMER STAPLES - 5.3%
17,395	Dollar General Corporation	1,891,880
81,009	SpartanNash Company	2,171,041
		4,062,921
	RETAIL - DISCRETIONARY - 3.8%
6,284	Winmark Corporation	2,914,771

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SPECIALTY FINANCE - 5.4%
11,118	Federal Agricultural Mortgage Corporation, Class C	$2,330,000
12,572	FirstCash Holdings, Inc.	1,851,478
		4,181,478
	TECHNOLOGY HARDWARE - 2.3%
143,349	Pitney Bowes, Inc.	1,737,390

	TECHNOLOGY SERVICES - 2.1%
14,631	Booz Allen Hamilton Holding Corporation	1,590,682

	TRANSPORTATION & LOGISTICS - 2.1%
138,909	DHT Holdings, Inc.	1,628,013

	TOTAL COMMON STOCKS (Cost $71,364,424)	76,692,497

	TOTAL INVESTMENTS - 99.5% (Cost $71,364,424)	$76,692,497
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	388,677
	NET ASSETS - 100.0%	$77,081,174

Ltd.	- Limited.
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR GLOBAL UNCONSTRAINED INDEX ETF

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 100.0%
146,472	Dimensional International High Profitability ETF	$4,386,104
100,022	Dimensional International Value ETF	4,548,000
146,077	Dimensional World EX US Core Equity 2 ETF	4,471,417
93,150	Global X Copper Miners ETF	4,639,802
65,280	Ishares Core MSCI Europe ETF	4,356,787
63,090	iShares Core MSCI Pacific ETF	4,558,253
124,097	iShares International Select Dividend ETF	4,536,986
147,667	iShares MSCI Brazil ETF	4,356,177
51,398	iShares MSCI EAFE Min Vol Factor ETF	4,364,204
59,269	iShares MSCI EAFE Small-Cap ETF	4,478,958
67,680	iShares MSCI EAFE Value ETF	4,531,853
136,224	iShares MSCI Europe Financials ETF	4,553,968
72,614	iShares MSCI Eurozone ETF	4,343,043
100,246	iShares MSCI Intl Quality Factor ETF	4,324,612
59,541	iShares MSCI South Korea ETF	4,301,242
108,704	iShares MSCI United Kingdom ETF	4,506,868
64,009	JPMorgan BetaBuilders Europe ETF	4,372,455
61,141	JPMorgan International Research Enhanced Equity	4,406,432
128,709	KraneShares CSI China Internet ETF	4,914,110
195,154	Schwab International Equity ETF	4,431,947
61,748	SPDR S&P Metals & Mining ETF	5,083,713
81,811	VanEck Gold Miners ETF	5,168,001
63,216	VanEck Junior Gold Miners ETF	5,060,441
52,518	Vanguard FTSE Pacific ETF	4,517,598
53,484	Vanguard International High Dividend Yield ETF	4,497,470
	TOTAL EXCHANGE-TRADED FUNDS (Cost $104,168,299)	113,710,441

	TOTAL INVESTMENTS - 100.0% (Cost $104,168,299)	$113,710,441
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	36,919
	NET ASSETS - 100.0%	$113,747,360

EAFE	- Europe, Australasia, Far East
ETF	- Exchange Traded Funds
FTSE	- Financial Times Stock Exchange
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

The Monarch ETFs

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

August 31, 2025

	Monarch Ambassador Income Index ETF	Monarch Blue Chips Core Index ETF	Monarch Dividend Plus Index ETF	Monarch ProCap Index ETF	Monarch Select Subsector Index ETF	Monarch Volume Factor Dividend Tree Index ETF	Monarch Volume Factor Global Unconstrained Index ETF
ASSETS
Investment securities:
Unaffiliated companies, At cost	$129,488,308	$148,308,987	$53,573,439	$188,700,237	$97,598,733	$71,364,424	$104,168,299
Affiliated companies, At cost	-	-	-	-	12,032,118	-	-
Investments, At cost	$129,488,308	$148,308,987	$53,573,439	$188,700,237	$109,630,851	$71,364,424	$104,168,299
Unaffiliated companies, At value	$134,148,062	$145,210,024	$55,532,410	$195,340,002	$103,136,677	$76,692,497	$113,710,441
Affiliated companies, At value	-	-	-	-	12,615,580	-	-
Investments, At value	$134,148,062	$145,210,024	$55,532,410	$195,340,002	$115,752,257	$76,692,497	$113,710,441
Cash	754,390	724,194	192,124	867,978	58,724	296,860	127,300
Dividends and interest receivable	-	144,206	61,623	-	-	163,434	-
Receivable for Fund shares sold	583,492	-	-	-	-	-	-
Receivable for investments sold	-	-	270,431	-	-	-	-
Prepaid expenses	2,521	2,422	2,474	4,606	2,179	1,897	2,189
TOTAL ASSETS	135,488,465	146,080,846	56,059,062	196,212,586	115,813,160	77,154,688	113,839,930

LIABILITIES
Payable for investments purchased	580,221	-	-	-	-	-	-
Investment advisory fees payable	95,640	92,863	41,193	163,708	74,320	53,292	77,208
Payable for Fund shares repurchased	-	-	273,128	-	-	-	-
Payable to related parties	5,644	13,230	3,159	10,443	3,900	2,612	1,016
Custody fees payable	-	23,885	-	27,572	-	-	-
Accrued expenses and other liabilities	27,703	4,921	27,154	953	17,597	17,610	14,346
TOTAL LIABILITIES	709,208	134,899	344,634	202,676	95,817	73,514	92,570
NET ASSETS	$134,779,257	$145,945,947	$55,714,428	$196,009,910	$115,717,343	$77,081,174	$113,747,360

Net Assets Consist Of:
Paid in capital	$135,349,466	$130,772,561	$55,426,382	$192,839,276	$110,973,838	$75,017,531	$104,203,252
Accumulated earnings (deficit)	(570,209)	15,173,386	288,046	3,170,634	4,743,505	2,063,643	9,544,108
NET ASSETS	$134,779,257	$145,945,947	$55,714,428	$196,009,910	$115,717,343	$77,081,174	$113,747,360

Net Asset Value Per Share:
Net Assets	$134,779,257	$145,945,947	$55,714,428	$196,009,910	$115,717,343	$77,081,174	$113,747,360
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,775,000	3,975,000	2,040,000	6,475,000	3,800,000	2,790,000	3,840,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$23.34	$36.72	$27.31	$30.27	$30.45	$27.63	$29.62

See accompanying notes to financial statements.

The Monarch ETFs

STATEMENTS OF OPERATIONS (Unaudited)

For The Six Months Ended August 31, 2025

	Monarch Ambassador Income Index ETF	Monarch Blue Chips Core Index ETF	Monarch Dividend Plus Index ETF	Monarch ProCap Index ETF	Monarch Select Subsector Index ETF	Monarch Volume Factor Dividend Tree Index ETF	Monarch Volume Factor Global Unconstrained Index ETF
INVESTMENT INCOME
Dividends	$2,357,396	$855,096	$685,513	$2,977,742	$308,643	$1,026,935	$1,603,125
Dividends from affiliated companies	-	-	-	-	56,925	-	-
Less: Foreign withholding taxes	-	-	-	-	-	(1,305)	-
TOTAL INVESTMENT INCOME	2,357,396	855,096	685,513	2,977,742	365,568	1,025,630	1,603,125

EXPENSES
Investment advisory fees	544,017	533,842	238,967	963,897	397,076	296,968	405,550
Administrative services	37,618	37,225	21,364	60,236	29,119	24,270	29,862
Custodian fees	17,491	13,676	19,397	20,351	19,397	9,862	7,957
Professional fees	9,972	9,999	7,453	13,501	9,835	7,453	7,453
Audit fees	8,795	8,796	8,795	8,795	8,795	8,795	8,795
Legal fees	8,571	8,571	8,598	8,571	8,598	8,598	8,598
Accounting services fees	8,093	8,093	8,093	8,093	8,093	8,093	8,093
Trustees fees and expenses	7,535	7,535	7,535	7,562	7,535	7,535	7,535
Transfer agent fees	6,009	5,532	6,054	6,009	6,054	5,577	5,577
Printing and postage expenses	4,565	4,565	4,524	4,565	4,524	4,524	4,524
Insurance expense	1,307	1,403	1,069	1,622	1,213	1,118	1,165
Other Expenses	6,806	6,806	6,806	6,806	6,806	6,806	6,806
TOTAL EXPENSES	660,779	646,043	338,655	1,110,008	507,045	389,599	501,915

NET INVESTMENT INCOME (LOSS)	1,696,617	209,053	346,858	1,867,734	(141,477)	636,031	1,101,210

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions, unaffiliated companies	228,818	23,805,778	848,132	6,407,334	59,514	8,869,065	6,552,247
In-kind redemptions, affiliated companies	-	-	-	-	(211,073)	-	-
Investments, unaffiliated companies	(4,435)	(1,462,421)	(1,459,067)	(194,912)	(486,731)	(9,232,816)	(4,109,971)
Investments, affiliated companies	-	-	-	-	(22,301)	-	-
	224,383	22,343,357	(610,935)	6,212,422	(660,591)	(363,751)	2,442,276
Net change in unrealized appreciation (depreciation):
Investments, unaffiliated companies	1,911,409	(18,230,596)	3,071,807	3,262,927	4,714,978	2,461,566	10,730,784
Investments, affiliated companies	-	-	-	-	747,066	-	-
	1,911,409	(18,230,596)	3,071,807	3,262,927	5,462,044	2,461,566	10,730,784

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,135,792	4,112,761	2,460,872	9,475,349	4,801,453	2,097,815	13,173,060

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,832,409	$4,321,814	$2,807,730	$11,343,083	$4,659,976	$2,733,846	$14,274,270

See accompanying notes to financial statements.

Monarch Ambassador Income Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025	Year Ended February 28, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,696,617	$2,068,800
Net realized gain on investments	224,383	2,222,826
Net change in unrealized appreciation on investments	1,911,409	1,250,257
Net increase in net assets resulting from operations	3,832,409	5,541,883

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,132,940)	(1,934,185)
Decrease in net assets resulting from distributions to shareholders	(1,132,940)	(1,934,185)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,753,645	64,954,742
Cost of shares redeemed	(1,695,268)	(12,469,260)
Net increase in net assets resulting from shares of beneficial interest	8,058,377	52,485,482

TOTAL INCREASE IN NET ASSETS	10,757,846	56,093,180

NET ASSETS
Beginning of Period	124,021,411	67,928,231
End of Period	$134,779,257	$124,021,411

SHARE ACTIVITY
Shares Sold	425,000	2,875,000
Shares Redeemed	(75,000)	(550,000)
Net increase in shares of beneficial interest outstanding	350,000	2,325,000

See accompanying notes to financial statements.

Monarch Blue Chips Core Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025	Year Ended February 28, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$209,053	$(120,778)
Net realized gain on investments	22,343,357	12,071,505
Net change in unrealized appreciation (depreciation) on investments	(18,230,596)	1,125,973
Net increase in net assets resulting from operations	4,321,814	13,076,700

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(154,335)	(2,500)
Net decrease in net assets resulting from distributions to shareholders	(154,335)	(2,500)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	193,769,152	93,753,190
Cost of shares redeemed	(180,503,126)	(55,082,823)
Net increase in net assets resulting from shares of beneficial interest	13,266,026	38,670,367

TOTAL INCREASE IN NET ASSETS	17,433,505	51,744,567

NET ASSETS
Beginning of Period	128,512,442	76,767,875
End of Period	$145,945,947	$128,512,442

SHARE ACTIVITY
Shares Sold	5,625,000	2,775,000
Shares Redeemed	(5,225,000)	(1,600,000)
Net increase in shares of beneficial interest outstanding	400,000	1,175,000

See accompanying notes to financial statements.

Monarch Dividend Plus Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025	Period Ended February 28, 2025 (a)
	(Unaudited)
FROM OPERATIONS
Net investment income	$346,858	$545,721
Net realized gain (loss) on investments	(610,935)	1,308,661
Net change in unrealized appreciation (depreciation) on investments	3,071,807	(1,112,836)
Net increase in net assets resulting from operations	2,807,730	741,546

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(288,382)	(397,575)
Net decrease in net assets resulting from distributions to shareholders	(288,382)	(397,575)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,320,751	87,227,597
Cost of shares redeemed	(5,320,583)	(31,376,656)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(2,999,832)	55,850,941

TOTAL INCREASE (DECREASE) IN NET ASSETS	(480,484)	56,194,912

NET ASSETS
Beginning of Period	56,194,912	-
End of Period	$55,714,428	$56,194,912

SHARE ACTIVITY
Shares Sold	90,000	3,360,000
Shares Redeemed	(200,000)	(1,210,000)
Net increase (decrease) in shares of beneficial interest outstanding	(110,000)	2,150,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch ProCap Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	August 31, 2025	February 28, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,867,734	$2,356,569
Net realized gain on investments	6,212,422	14,721,369
Net change in unrealized appreciation (depreciation) on investments	3,262,927	(4,532,576)
Net increase in net assets resulting from operations	11,343,083	12,545,362

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,472,470)	(2,427,370)
Decrease in net assets resulting from distributions to shareholders	(1,472,470)	(2,427,370)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	71,314,979	208,294,588
Cost of shares redeemed	(67,740,826)	(151,999,724)
Net increase in net assets resulting from shares of beneficial interest	3,574,153	56,294,864

TOTAL INCREASE IN NET ASSETS	13,444,766	66,412,856

NET ASSETS
Beginning of Period	182,565,144	116,152,288
End of Period	$196,009,910	$182,565,144

SHARE ACTIVITY
Shares Sold	2,550,000	7,250,000
Shares Redeemed	(2,250,000)	(5,325,000)
Net increase in shares of beneficial interest outstanding	300,000	1,925,000

See accompanying notes to financial statements.

Monarch Select Subsector Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025	Period Ended February 28, 2025 (a)
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(141,477)	$(56,395)
Net realized gain (loss) on investments	(660,591)	5,126,206
Net change in unrealized appreciation on investments	5,462,044	659,362
Net increase in net assets resulting from operations	4,659,976	5,729,173

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(49,440)	(378,275)
Net decrease in net assets resulting from distributions to shareholders	(49,440)	(378,275)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	29,659,968	169,111,880
Cost of shares redeemed	(26,074,572)	(66,941,367)
Net increase in net assets resulting from shares of beneficial interest	3,585,396	102,170,513

TOTAL INCREASE IN NET ASSETS	8,195,932	107,521,411

NET ASSETS
Beginning of Period	107,521,411	-
End of Period	$115,717,343	$107,521,411

SHARE ACTIVITY
Shares Sold	1,000,000	6,280,000
Shares Redeemed	(1,020,000)	(2,460,000)
Net increase (decrease) in shares of beneficial interest outstanding	(20,000)	3,820,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch Volume Factor Dividend Tree Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025	Period Ended February 28, 2025 (a)
	(Unaudited)
FROM OPERATIONS
Net investment income	$636,031	$707,085
Net realized gain (loss) on investments	(363,751)	740,519
Net change in unrealized appreciation on investments	2,461,566	2,866,507
Net increase in net assets resulting from operations	2,733,846	4,314,111

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(423,992)	(643,617)
Net decrease in net assets resulting from distributions to shareholders	(423,992)	(643,617)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	58,947,935	95,500,216
Cost of shares redeemed	(53,585,187)	(29,762,138)
Net increase in net assets resulting from shares of beneficial interest	5,362,748	65,738,078

TOTAL INCREASE IN NET ASSETS	7,672,602	69,408,572

NET ASSETS
Beginning of Period	69,408,572	-
End of Period	$77,081,174	$69,408,572

SHARE ACTIVITY
Shares Sold	2,260,000	3,710,000
Shares Redeemed	(2,040,000)	(1,140,000)
Net increase in shares of beneficial interest outstanding	220,000	2,570,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch Volume Factor Global Unconstrained Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025	Period Ended February 28, 2025 (a)
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,101,210	$514,216
Net realized gain on investments	2,442,276	1,688,390
Net change in unrealized appreciation (depreciation) on investments	10,730,784	(1,188,642)
Net increase in net assets resulting from operations	14,274,270	1,013,964

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,196,910)	(913,700)
Net decrease in net assets resulting from distributions to shareholders	(1,196,910)	(913,700)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	69,580,182	165,085,425
Cost of shares redeemed	(52,692,235)	(81,403,636)
Net increase in net assets resulting from shares of beneficial interest	16,887,947	83,681,789

TOTAL INCREASE IN NET ASSETS	29,965,307	83,782,053

NET ASSETS
Beginning of Period	83,782,053	-
End of Period	$113,747,360	$83,782,053

SHARE ACTIVITY
Shares Sold	2,500,000	6,260,000
Shares Redeemed	(1,880,000)	(3,040,000)
Net increase in shares of beneficial interest outstanding	620,000	3,220,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch Ambassador Income Index ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended August 31, 2025		Year Ended February 28, 2025		Year Ended February 29, 2024	Year Ended February 28, 2023	Period Ended February 28, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$22.86		$21.91		$21.80	$24.48	$25.00

Activity from investment operations:
Net investment income (2)	0.31		0.52		0.41	0.26	0.12
Net realized and unrealized gain (loss) on investments	0.38		0.90		0.09	(2.74)	(0.50)
Total from investment operations	0.69		1.42		0.50	(2.48)	(0.38)

Less distributions from:
Net investment income	(0.21)		(0.47)		(0.39)	(0.20)	(0.14)
Total distributions	(0.21)		(0.47)		(0.39)	(0.20)	(0.14)

Net asset value, end of year/period	$23.34		$22.86		$21.91	$21.80	$24.48

Total return (3)	3.02	% (4)	6.53%		2.28%	(10.14)%	(1.53	)% (4)

Net assets, at end of year/period (000s)	$134,779		$124,021		$67,928	$42,508	$31,213

Ratio of gross expenses to average net assets before waiver/recapture (6)	1.03	% (5)	1.07	% (9)	1.19%	1.32%	1.44	% (5)
Ratio of net expenses to average net assets after waiver/recapture (6)	1.03	% (5)	1.12	% (9)	1.25%	1.25%	1.25	% (5)
Ratio of net investment income to average net assets (7)	2.65	% (5)	2.32%		1.86%	1.18%	0.51	% (5)
Portfolio Turnover Rate (8)	2	% (4)	86%		133%	228%	123	% (4)

(1)	The Monarch Ambassador Income ETF commenced operations on March 23, 2021.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.
(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Blue Chips Core Index ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended August 31, 2025		Year Ended February 28, 2025		Year Ended February 29, 2024	Year Ended February 28, 2023	Period Ended February 28, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$35.95		$31.99		$23.88	$25.74	$25.00

Activity from investment operations:
Net investment income (loss) (2)	0.06		(0.04)		0.01	0.01	(0.09)
Net realized and unrealized gain (loss) on investments	0.76		4.00		8.13	(1.87)	0.83	(8)
Total from investment operations	0.82		3.96		8.14	(1.86)	0.74

Less distributions from:
Net investment income	(0.05)		(0.00	)(3)	(0.03)	-	-
Total distributions	(0.05)		(0.00)		(0.03)	-	-

Net asset value, end of year/period	$36.72		$35.95		$31.99	$23.88	$25.74

Total return (4)	2.28	% (5)	12.38%		34.13%	(7.23)%	2.96	% (5)

Net assets, at end of year/period (000s)	$145,946		$128,512		$76,768	$34,619	$29,599

Ratio of gross expenses to average net assets before waiver/recapture	1.03	% (6)	1.06	% (9)	1.21%	1.41%	1.46	% (6)
Ratio of net expenses to average net assets after waiver/recapture	1.03	% (6)	1.14	% (9)	1.25%	1.25%	1.25	% (6)
Ratio of net investment income (loss) to average net assets	0.33	% (6)	(0.12)%		0.04%	0.05%	(0.33	)% (6)
Portfolio Turnover Rate (7)	31	% (5)	75%		86%	126%	39	% (5)

(1)	The Monarch Blue Chips Core ETF commenced operations on March 23, 2021.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Less than $0.01 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Dividend Plus Index ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended August 31, 2025		Period Ended February 28, 2025 (1)
	(Unaudited)
Net asset value, beginning of period	$26.14		$25.17

Activity from investment operations:
Net investment income (2)	0.16		0.37
Net realized and unrealized gain on investments	1.14		0.86
Total from investment operations	1.30		1.23

Less distributions from:
Net investment income	(0.13)		(0.26)
Total distributions	(0.13)		(0.26)

Net asset value, end of period	$27.31		$26.14

Total return (3)	5.01	% (4)	4.91	% (4)

Net assets, at end of period (000s)	$55,714		$56,195

Ratio of net expenses to average net assets	1.20	% (5)	1.24	% (5,7)
Ratio of net investment income to average net assets	1.23	% (5)	1.43	% (5,7)
Portfolio Turnover Rate (6)	29	% (4)	77	% (4)

(1)	The Monarch Dividend Plus ETF commenced operations on March 6, 2024.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(7)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch ProCap Index ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended August 31, 2025		Year Ended February 28, 2025		Year Ended February 29, 2024	Year Ended February 28, 2023	Period Ended February 28, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$29.57		$27.33		$25.21	$26.80	$25.00

Activity from investment operations:
Net investment income (2)	0.24		0.47		0.39	0.32	0.17
Net realized and unrealized gain (loss) on investments	0.66		2.24		2.11	(1.64)	1.89
Total from investment operations	0.90		2.71		2.50	(1.32)	2.06

Less distributions from:
Net investment income	(0.20)		(0.47)		(0.38)	(0.27)	(0.22)
Net realized gains	-		-		-	-	(0.04)
Total distributions	(0.20)		(0.47)		(0.38)	(0.27)	(0.26)

Net asset value, end of year/period	$30.27		$29.57		$27.33	$25.21	$26.80

Total return (3)	3.05	% (4)	9.97%		10.01%	(4.93)%	8.26	% (4)

Net assets, at end of year/period (000s)	$196,010		$182,565		$116,152	$99,573	$66,335

Ratio of net expenses to average net assets (6)	0.98	% (5)	1.01	% (9)	1.08%	1.06%	1.17	% (5)
Ratio of net investment income to average net assets (7)	1.65	% (5)	1.61	% (9)	1.51%	1.26%	0.67	% (5)
Portfolio Turnover Rate (8)	7	% (4)	118%		215%	396%	291	% (4)

(1)	The Monarch ProCap ETF commenced operations on March 23, 2021.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.
(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Select Subsector Index ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended August 31, 2025		Period Ended February 28, 2025 (1)
	(Unaudited)
Net asset value, beginning of period	$28.15		$25.01

Activity from investment operations:
Net investment loss (2)	(0.04)		(0.02)
Net realized and unrealized gain on investments	2.36		3.27
Total from investment operations	2.32		3.25

Less distributions from:
Net investment income	(0.02)		(0.08)
Net realized gains	-		(0.03)
Total distributions	(0.02)		(0.11)

Net asset value, end of period	$30.45		$28.15

Total return (3)	8.23	% (4)	13.05	% (4)

Net assets, at end of period (000s)	$115,717		$107,521

Ratio of net expenses to average net assets (6)	1.08	% (5)	1.08	% (5,9)
Ratio of net investment loss to average net assets (7)	(0.30	)% (5)	(0.08	)% (5,9)
Portfolio Turnover Rate (8)	11	% (4)	172	% (4)

(1)	The Monarch Select Subsector ETF commenced operations on March 6, 2024.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.
(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(9)	Ratios include 0.01% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Volume Factor Dividend Tree Index ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended August 31, 2025		Period Ended February 28, 2025 (1)
	(Unaudited)
Net asset value, beginning of period	$27.01		$25.03

Activity from investment operations:
Net investment income (2)	0.24		0.39
Net realized and unrealized gain on investments	0.54		1.95
Total from investment operations	0.78		2.34

Less distributions from:
Net investment income	(0.16)		(0.36)
Total distributions	(0.16)		(0.36)

Net asset value, end of period	$27.63		$27.01

Total return (3)	2.92	% (4)	9.43	% (4)

Net assets, at end of period (000s)	$77,081		$69,409

Ratio of net expenses to average net assets (6)	1.11	% (5)	1.19	% (5,9)
Ratio of net investment income to average net assets (7)	1.82	% (5)	1.52	% (5,9)
Portfolio Turnover Rate (8)	160	% (4)	264	% (4)

(1)	The Monarch Volume Factor Dividend Tree ETF commenced operations on March 6, 2024.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.
(7)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(9)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

Monarch Volume Factor Global Unconstrained Index ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended August 31, 2025		Period Ended February 28, 2025 (1)
	(Unaudited)
Net asset value, beginning of period	$26.02		$25.03

Activity from investment operations:
Net investment income (2)	0.31		0.25
Net realized and unrealized gain on investments	3.63		1.17
Total from investment operations	3.94		1.42

Less distributions from:
Net investment income	(0.34)		(0.33)
Net realized gains	-		(0.10)
Total distributions	(0.34)		(0.43)

Net asset value, end of period	$29.62		$26.02

Total return (3)	15.23	% (4)	5.70	% (4)

Net assets, at end of period (000s)	$113,747		$83,782

Ratio of net expenses to average net assets	1.05	% (5)	1.14	% (5,7)
Ratio of net investment income to average net assets	2.30	% (5)	0.95	% (5,7)
Portfolio Turnover Rate (6)	236	% (4)	367	% (4)

(1)	The Monarch Volume Factor Global Unconstrained ETF commenced operations on March 6, 2024.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(7)	Ratios include 0.02% of waived administrator fees during the period ended February 28, 2025.

See accompanying notes to financial statements.

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2025

1.	ORGANIZATION

The Monarch Ambassador Income Index ETF (“MAMB”), Monarch Blue Chips Core Index ETF (“MBCC”), Monarch Dividend Plus Index ETF (“MDPL”), Monarch ProCap Index ETF (“MPRO”), Monarch Select Subsector Index ETF (“MSSS”), Monarch Volume Factor Dividend Tree Index ETF (“MVFD”), and the Monarch Volume Factor Global Unconstrained Index ETF (“MVFG”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objective of the Funds are as follows:

MAMB - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Ambassador Income Index.

MBCC - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Blue Chips Core Index.

MDPL - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Dividend Plus Index.

MPRO - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch ProCap Index.

MSSS - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Select Subsector Index.

MVFD - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Volume Factor Dividend Tree Index.

MVFG - seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of Monarch Volume Factor Global Unconstrained Index.

The investment objectives are non-fundamental. MAMB, MPRO, MSSS and MVFG are “fund of funds”, in that they will generally invest in other investment companies. MAMB, MBCC and MPRO commenced operations on March 23, 2021. MDPL, MSSS, MVFD and MVFG commenced operations on March 6, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange, including exchange-traded funds, are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2025

market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of

The Monarch ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2025

companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2025 for the Funds’ assets measured at value:

MAMB
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$134,148,062	$-	$-	$134,148,062
Total	$134,148,062	$-	$-	$134,148,062

MBCC
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$145,210,024	$-	$-	$145,210,024
Total	$145,210,024	$-	$-	$145,210,024

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2025

MDPL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$55,532,410	$-	$-	$55,532,410
Total	$55,532,410	$-	$-	$55,532,410

MPRO
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$195,340,002	$-	$-	$195,340,002
Total	$195,340,002	$-	$-	$195,340,002

MSSS
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$115,752,257	$-	$-	$115,752,257
Total	$115,752,257	$-	$-	$115,752,257

MVFD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$76,692,497	$-	$-	$76,692,497
Total	$76,692,497	$-	$-	$76,692,497

MVFG
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$113,710,441	$-	$-	$113,710,441
Total	$113,710,441	$-	$-	$113,710,441

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Exchange Traded Funds – Each Fund may invest in ETFs. An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Fund’s performance.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2025

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended February 28, 2023 to February 28, 2025, or expected to be taken in the Funds’ February 28, 2026 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. For the period ended August 31, 2025, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2025

3.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
MAMB	$3,556,856	$1,921,710
MBCC	$47,615,927	$38,737,630
MDPL	$16,341,647	$16,268,129
MPRO	$15,700,027	$15,484,617
MSSS	$12,591,630	$10,562,367
MVFD	$116,040,654	$11,748,849
MVFG	$224,710,473	$224,047,531

For the six months ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
MAMB	$8,563,567	$1,699,086
MBCC	$183,221,184	$178,799,352
MDPL	$2,297,882	$5,269,200
MPRO	$70,933,930	$67,417,042
MSSS	$27,574,657	$25,984,224
MVFD	$54,961,182	$53,745,210
MVFG	$69,303,048	$52,794,869

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2025

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Kingsview Wealth Management LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Penserra Capital Management LLC, as the sub-adviser (the “Sub-Adviser”), to manage the assets of the Funds. The Sub-Adviser is paid by the Adviser, not the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of it’s average daily net assets. For the six months ended August 31, 2025, the Adviser earned investment advisory fees as follows:

Investment Advisory Fee
MAMB	$544,017
MBCC	$533,842
MDPL	$238,967
MPRO	$963,897
MSSS	$397,076
MVFD	$296,968
MVFG	$405,550

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until June 30, 2026, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund Officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.25% of average daily net assets for each Fund, herein referred to as the “Expense Limitation.”

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed the Expense Limitation in place at the time of waiver and at the time of reimbursement. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended August 31, 2025, the Adviser did not waive any advisory fees. As of August 31, 2025, there are no advisory fees waived available for recapture.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2025

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC, (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, each Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by a Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2025

The Transaction Fees for the Funds are listed in the table below:

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
MAMB	$225	2.00%
MBCC	$225	2.00%
MDPL	$225	2.00%
MPRO	$225	2.00%
MSSS	$225	2.00%
MVFD	$225	2.00%
MVFG	$225	2.00%

*	The maximum Transaction Fee is 2.00% as a percentage of the amount invested.

For the six months ended August 31, 2025, the fixed and variable fees were as follows:

Fund	Fixed Fees	Variable Fees
MAMB	$3,825	$-
MBCC	$12,375	$-
MDPL	$3,825	$-
MPRO	$8,550	$-
MSSS	$6,075	$-
MVFD	$6,975	$-
MVFG	$6,075	$-

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MAMB	$130,977,079	$5,048,314	$(1,877,331)	$3,170,983
MBCC	148,310,249	3,591,465	(6,691,690)	(3,100,225)
MDPL	53,780,417	5,248,737	(3,496,744)	1,751,993
MPRO	188,819,140	7,206,290	(685,428)	6,520,862
MSSS	109,746,640	6,928,034	(922,417)	6,005,617
MVFD	71,365,188	6,237,252	(909,943)	5,327,309
MVFG	104,184,831	9,551,584	(25,974)	9,525,610

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2025

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended February 28, 2025 and February 29, 2024 was as follows:

For fiscal year or period ended 2/28/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
MAMB	$1,934,185	$-	$-	$1,934,185
MBCC	2,500	-	-	2,500
MDPL	397,575	-	-	397,575
MPRO	2,427,370	-	-	2,427,370
MSSS	378,275	-	-	378,275
MVFD	643,617	-	-	643,617
MVFG	913,700	-	-	913,700

For fiscal year or period ended 2/29/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
MAMB	$933,030	$-	$-	$933,030
MBCC	49,740	-	-	49,740
MDPL	-	-	-	-
MPRO	1,234,853	-	-	1,234,853
MSSS	-	-	-	-

As of February 28, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
MAMB	$216,270	$-	$(53,336)	$(4,692,186)	$-	$1,259,574	$(3,269,678)
MBCC	$-	$-	$(55,162)	$(4,069,302)	$-	$15,130,371	$11,005,907
MDPL	$152,967	$-	$(652,300)	$(412,155)	$-	$(1,319,814)	$(2,231,302)
MPRO	$76,718	$-	$(477,135)	$(9,557,497)	$-	$3,257,935	$(6,699,979)
MSSS	$-	$-	$(410,604)	$-	$-	$543,573	$132,969
MVFD	$22,275	$-	$-	$(3,134,229)	$-	$2,865,743	$(246,211)
MVFG	$-	$-	$(2,328,078)	$-	$-	$(1,205,174)	$(3,533,252)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized losses and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for grantor trusts.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2025

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
MAMB	$-
MBCC	19,181
MDPL	-
MPRO	-
MSSS	181,795
MVFD	-
MVFG	36,517

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October Losses
MAMB	$53,336
MBCC	35,981
MDPL	652,300
MPRO	477,135
MSSS	228,809
MVFD	-
MVFG	2,291,561

At February 28, 2025, the Funds had non-expiring capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

	Short-Term	Long-Term	Total	Capital Loss Carry Forwards Utilized
MAMB	$2,932,632	$1,759,554	$4,692,186	$171,899
MBCC	2,438,057	1,631,245	4,069,302	-
MDPL	412,155	-	412,155	-
MPRO	9,161,260	396,237	9,557,497	-
MSSS	-	-	-	-
MVFD	3,134,229	-	3,134,229	-
MVFG	-	-	-	-

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2025

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions and the book/tax basis treatment of net operating losses, non-deductible expenses, and distributions in excess resulted in reclassifications for the Funds for the year ended February 28, 2025 as follows:

	Paid In Capital	Accumulated Earnings (Deficit)
MAMB	$1,987,405	$(1,987,405)
MBCC	$12,987,489	$(12,987,489)
MDPL	$2,575,273	$(2,575,273)
MPRO	$13,835,240	$(13,835,240)
MSSS	$5,217,929	$(5,217,929)
MVFD	$3,916,705	$(3,916,705)
MVFG	$3,633,516	$(3,633,516)

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

MPRO currently invests a significant portion of its assets in the iShares Core U.S. Aggregate Bond ETF (“iShares ETF”). MPRO may redeem its investment in the iShares ETF at any time if the Adviser determines that it is in the best interest of MPRO and its shareholders to do so. MPRO’s performance will be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with MPRO’s financial statements. As of August 31, 2025, MPRO’s investment in iShares represented 49.3% of MPRO’s net assets.

9.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates, if any, at August 31, 2025 are noted in the Funds’ Schedules of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

MSSS
Description	Value - Beginning of Period	Purchases	Sales Proceeds	Realized Loss	Net Change in Unrealized Appreciation/ (Depreciation)	Value - End of Period	Dividends Credited to Income	Shares - End of Period
SPDR S&P Pharmaceuticals ETF	$10,827,946	$4,124,602	$(2,850,660)	$(233,374)	$747,066	$12,615,580	$56,925	265,759

10.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2025

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Monarch ETFs

ADDITIONAL INFORMATION (Unaudited)

August 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-541-291-4405 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.monarchfunds.com.

INVESTMENT ADVISOR

Kingsview Wealth Management LLC

509 SE 7th Street, 2nd Floor

Grants Pass, OR 97526

INVESTMENT SUB-ADVISOR

Penserra Capital Management LLC

4 Orinda Way, Suite 100

Orinda, CA 94563

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang Principal Executive Officer

Date: 11/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang Principal Executive Officer

Date: 11/5/2025

By	/s/ Sam Singh
Sam Singh Principal Financial Officer

Date: 11/5/2025